MORGAN STANLEY BALANCED GROWTH FUND
LETTER TO THE SHAREHOLDERS o JANUARY 31, 2002


DEAR SHAREHOLDER:

The U.S. equity markets continued deeper into negative territory as 2001 advanced. By March, the Nasdaq composite index, the Dow Jones Industrial Average and the Standard & Poor's 500 Index (S&P 500) had all crossed the threshold into bear-market territory. Poor performance was heavily concentrated in technology stocks, resulting from companies trimming their spending on information technology. Early in the year, the turmoil spread to old-economy stalwarts as well, leaving very few places in the market to hide. In the second and third quarters, growth began to outpace value for the first time since early 2000. Then the terrorist attacks of September 11 significantly damaged market returns, dragging down most sectors in a relatively uniform fashion.

Despite fears to the contrary, market psychology actually improved during the fourth quarter as news on the progress of the war in Afghanistan remained positive. By late December, this growing optimism was confirmed by surprisingly high consumer confidence numbers. Other economic data such as new-home sales and similar leading economic indicators also suggested that the U.S. economy had maintained its underlying strength. As a result, the market reacted positively in the last quarter of 2001 and valuations on many stocks once again became extended.

In January the stock market trended down. Factors weighing upon it included the failure of the U.S. government to pass a fiscal stimulus package and the growing awareness that a number of Fortune 500 companies, Enron and Tyco notable among them, had allowed serious lapses to occur in corporate governance.

The U.S. Treasury market responded positively as the economy slowed. With a sharp further drop in interest rates following the September attacks, the market reached lower yield levels than were consistent with an eventual recovery in the economy. Consequently, the market became vulnerable to a decline during the last weeks of the year as rates rose to levels that anticipated an improving economic outlook.


PERFORMANCE AND PORTFOLIO

For the 12-month period ended January 31, 2002, Morgan Stanley Balanced Growth Fund's Class C shares produced a total return of -1.34 percent, compared to -16.14 percent for the S&P 500 and 7.50 percent for the Lehman Brothers U.S. Government/Credit Index. For the same period the Fund's Class A, B and D shares posted total returns of -0.53 percent, -1.32 percent and -0.32 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. These total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500 and the Lehman Brothers Index.

MORGAN STANLEY BALANCED GROWTH FUND
LETTER TO THE SHAREHOLDERS o JANUARY 31, 2002 CONTINUED


The Fund benefited from the combination of its value-oriented investment style and its significant exposure to consumer cyclicals and industrials, two sectors that performed well during the year. In addition, the Fund's fixed-income portion was buoyed by a favorable interest-rate environment and generous yields on corporate bonds and mortgage-backed securities relative to Treasury notes.

The asset mix of the Fund is 64 percent equities and 36 percent fixed-income securities. On December 31, 2001, the large-capitalization common-stock segment was almost fully invested. In our view, the Fund's current equity holdings continue to offer considerable value. The Fund liquidated its positions in Zimmer, Phelps Dodge and Enron during the fiscal year. Throughout the period, the fixed-income portion included substantial allocations to investment-grade corporate securities and mortgage-backed securities. These securities offered historically generous yields relative to Treasury securities at the beginning of the period and we believe that they continue to offer good value.


LOOKING AHEAD

We remain cautiously optimistic about the outlook for the U.S. economy and stock market. Since World War II, the average recession has lasted ten months. If the current recession began in March, as many economists now consider to be the case, this suggests that it may be nearly over. Furthermore, the U.S. stock market has historically risen as the Fed completes the process of lowering interest rates. The S&P 500 has appreciated 11 of the 12 times the Fed has stopped reducing rates since 1954. The Fed's January meeting was the first in a year that did not conclude with an interest-rate reduction. Although the Fed may lower rates further, they are already at historically low levels.

In this transitional period, we believe that the Fund's value-oriented investment style and focus on both dividend-paying companies and investment-grade fixed-income securities could potentially prove beneficial should a recovery materialize in the months ahead.

We appreciate your ongoing support of Morgan Stanley Balanced Growth Fund and look forward to continuing to serve your investment needs.



Very truly yours,



/s/ Charles A. Fiumefreddo                /s/ Mitchell M. Merin
-------------------------------           ----------------------------------
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

MORGAN STANLEY BALANCED GROWTH FUND
FUND PERFORMANCE o JANUARY 31, 2002


[GRAPHIC OMITTED]

[LINE GRAPH]


GROWTH OF $10,000--CLASS C

         DATE            TOTAL               S&P 500           LEHMAN
--------------------------------------------------------------------------------
March 28, 1995          $10,000              $10,000          $10,000
April 30, 1995          $10,230              $10,231          $10,125
July 31, 1995           $11,002              $11,248          $10,593
October 31, 1995        $11,138              $11,710          $10,997
January 31, 1996        $12,213              $12,884          $11,413
April 30, 1996          $12,427              $13,322          $11,001
July 31, 1996           $12,301              $13,112          $11,155
October 31, 1996        $13,245              $14,502          $11,580
January 31, 1997        $13,854              $16,276          $11,686
April 30, 1997          $14,163              $16,669          $11,740
July 31, 1997           $16,185              $19,945          $12,359
October 31, 1997        $16,012              $19,196          $12,611
January 31, 1998        $16,600              $20,657          $12,991
April 30, 1998          $17,993              $23,515          $13,070
July 31, 1998           $17,715              $23,793          $13,355
October 31, 1998        $17,857              $23,417          $13,907
January 31, 1999        $19,294              $27,366          $14,124
April 30, 1999          $20,317              $28,645          $13,891
July 31, 1999           $19,752              $28,600          $13,657
October 31, 1999        $19,236              $29,478          $13,815
January 31, 2000        $18,881              $30,198          $13,719
April 30, 2000          $18,751              $31,548          $14,023
July 31, 2000           $18,223              $31,165          $14,448
October 31, 2000        $19,415              $31,217          $14,799
January 31, 2001        $20,741              $29,923          $15,607
April 30, 2001          $20,857              $27,451          $15,721
July 31, 2001           $21,189              $26,697          $16,284
October 31, 2001        $19,301              $23,444          $17,067
January 31, 2002        $20,464(3)           $25,093          $16,777

--------------------------------------------------------------------------------
            -- Fund       -- S&P 500 (4)        --Lehman Index (5)
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY
BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS C SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                          CLASS A SHARES*
-------------------------------------------------------------------
PERIOD ENDED 1/31/02
---------------------------
1 Year                          (0.53)%(1)         (5.76)%(2)
Since Inception (7/28/97)        6.55 %(1)          5.28 %(2)


                         CLASS B SHARES**
-------------------------------------------------------------------
PERIOD ENDED 1/31/02
---------------------------
1 Year                          (1.32)%(1)         (6.14)%(2)
Since Inception (7/28/97)        5.72 %(1)          5.40 %(2)


                         CLASS C SHARES+
-------------------------------------------------------------------
PERIOD ENDED 1/31/02
---------------------------
1 Year                          (1.34)%(1)         (2.30)%(2)
5 Years                          8.11 %(1)          8.11 %(2)
Since Inception (3/28/95)       11.02 %(1)         11.02 %(2)


               CLASS D SHARES++
-------------------------------------------------
PERIOD ENDED 1/31/02
---------------------------
1 Year                          (0.32)%(1)
Since Inception (7/28/97)        6.77 %(1)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3)   Closing value assuming a complete redemption on January 31, 2002.

(4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lehman Brothers U.S. Government/Credit Index (formerly Lehman Brothers Government/Corporate Index) tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

*     The maximum front-end sales charge for Class A is 5.25%.

** The maximum Contingent Deferred Sales Charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.

++    Class D shares have no sales charge.

MORGAN STANLEY BALANCED GROWTH FUND
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002


 NUMBER OF
  SHARES                                                         VALUE
----------                                                  ---------------
           COMMON STOCKS (63.5%)

           Aluminum (2.6%)
 150,000   Alcoa, Inc. ....................................  $  5,377,500
                                                             ------------
           Auto Parts: O.E.M. (2.8%)
 400,000   Delphi Automotive Systems Corp. ................     5,716,000
                                                             ------------
           Computer Processing Hardware (2.6%)
  50,000   International Business Machines Corp. ..........     5,394,500
                                                             ------------
           Department Stores (2.8%)
 110,000   Sears, Roebuck & Co. ...........................     5,812,400
                                                             ------------
           Discount Stores (2.9%)
 133,000   Target Corp. ...................................     5,906,530
                                                             ------------
           Electric Utilities (5.2%)
 110,000   Exelon Corp. ...................................     5,416,400
 140,608   FirstEnergy Corp. ..............................     5,230,618
                                                             ------------
                                                               10,647,018
                                                             ------------
           Financial Conglomerates (2.4%)
 102,000   Citigroup, Inc. ................................     4,834,800
                                                             ------------
           Food: Major Diversified (2.5%)
 104,000   PepsiCo, Inc. ..................................     5,209,360
                                                             ------------
           Forest Products (2.8%)
 100,000   Weyerhaeuser Co. ...............................     5,832,000
                                                             ------------
           Household/Personal Care (2.5%)
  63,000   Procter & Gamble Co. (The) .....................     5,145,840
                                                             ------------
           Industrial Conglomerates (8.0%)
 132,000   General Electric Co. ...........................     4,903,800
  50,000   Minnesota Mining & Manufacturing Co. ...........     5,540,000
  87,000   United Technologies Corp. ......................     5,979,510
                                                             ------------
                                                               16,423,310
                                                             ------------
           Information Technology Services (2.7%)
  90,000   Electronic Data Systems Corp. ..................     5,634,900
                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
Portfolio of Investments o January 31, 2002 continued


 NUMBER OF
  SHARES                                                               VALUE
----------                                                        --------------
           Major Banks (5.2%)
  85,000   Bank of America Corp. ...........................       $  5,357,550
 210,000   KeyCorp .........................................          5,168,100
                                                                   ------------
                                                                     10,525,650
                                                                   ------------
           Major Telecommunications (2.7%)
 150,000   SBC Communications, Inc. ........................          5,617,500
                                                                   ------------
           Motor Vehicles (2.5%)
 102,000   General Motors Corp. ............................          5,216,280
                                                                   ------------
           Pharmaceuticals: Major (5.3%)
 120,000   Bristol-Myers Squibb Co. ........................          5,444,400
 160,000   Schering-Plough Corp. ...........................          5,180,800
                                                                   ------------
                                                                     10,625,200
                                                                   ------------
           Railroads (2.7%)
 140,000   CSX Corp. .......................................          5,600,000
                                                                   ------------
           Semiconductors (2.7%)
 160,000   Intel Corp. .....................................          5,606,400
                                                                   ------------
           Trucks/Construction/Farm Machinery (2.6%)
 120,000   Deere & Co. .....................................          5,276,400
                                                                   ------------
           TOTAL COMMON STOCKS (Cost $107,647,172)..........        130,401,588
                                                                   ------------


 PRINCIPAL
 AMOUNT IN                                     COUPON   MATURITY
 THOUSANDS                                      RATE      DATE
-----------                                    ------   --------
          CORPORATE BONDS (10.5%)
          Aerospace & Defense (0.6%)
 $  200   Lockheed Martin Corp. ............... 7.75 %   05/01/26       218,283
     85   Northrop Grumman Corp. .............. 7.75     02/15/31        92,386
    390   Raytheon Co.** ...................... 8.20     03/01/06       423,157
    489   Systems 2001 Asset Trust - 144A* .... 6.664    09/15/13       503,146
                                                                    ------------
                                                                      1,236,972
                                                                    ------------
          Airlines (0.2%)
    321   Continental Airlines Inc.** ......... 6.90     01/02/18       303,826
     75   Southwest Airlines Co. .............. 5.496    11/01/06        74,303
                                                                    ------------
                                                                        378,129
                                                                    ------------

                       See Notes to Financial Statements

MORGAN STANLEY BALANCED GROWTH FUND
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 CONTINUED


 PRINCIPAL
 AMOUNT IN                                                  COUPON     MATURITY
 THOUSANDS                                                   RATE        DATE           VALUE
-----------                                               ----------- ------------ ---------------
            Auto Parts: O.E.M. (0.0%)
$     55    TRW Inc. .................................... 7.625%        03/15/06   $     56,712
                                                                                   ------------
            Broadcasting (0.1%)
     240    Clear Channel Communications, Inc. .......... 7.65          09/15/10        250,184
                                                                                   ------------
            Cable/Satellite TV (0.3%)
     120    Comcast Cable Communications ................ 8.375         05/01/07        132,496
     195    Comcast Cable Communications ................ 6.75          01/30/11        196,269
     280    Cox Communications, Inc. .................... 7.75          11/01/10        299,166
      80    TCI Communications, Inc. .................... 7.875         02/15/26         84,084
                                                                                   ------------
                                                                                        712,015
                                                                                   ------------
            Computer Processing Hardware (0.1%)
     270    Sun Microsystems Inc. ....................... 7.65          08/15/09        277,857
                                                                                   ------------
            Department Stores (0.2%)
      60    Federated Department Stores, Inc. ........... 6.625         09/01/08         60,362
     210    Federated Department Stores, Inc. ........... 6.90          04/01/29        200,878
     190    May Department Stores Co. ................... 6.70          09/15/28        184,518
                                                                                   ------------
                                                                                        445,758
                                                                                   ------------
            Drugstore Chains (0.1%)
     275    CVS Corp. ................................... 5.625         03/15/06        276,391
                                                                                   ------------
            Electric Utilities (0.1%)
      50    Detroit Edison Co. .......................... 6.125         10/01/10         49,156
     150    DTE Energy Co. .............................. 7.05          06/01/11        157,555
                                                                                   ------------
                                                                                        206,711
                                                                                   ------------
            Finance/Commercial (0.0%)
      40    Tyco Capital Corp. .......................... 5.625         05/17/04         40,284
                                                                                   ------------
            Finance/Rental/Leasing (0.7%)
     290    American General Finance Corp. .............. 5.875         07/14/06        295,558
     355    Household Finance Corp. ..................... 8.00          07/15/10        381,686
     125    Household Finance Corp. ..................... 6.75          05/15/11        124,465
      35    MBNA America Bank N.A. ...................... 7.75          09/15/05         36,910
     165    MBNA America Bank N.A. ...................... 6.50          06/20/06        165,544
     280    Prime Property Funding II - 144A* ........... 7.00          08/15/04        290,179
                                                                                   ------------
                                                                                      1,294,342
                                                                                   ------------

                       See Notes to Financial Statements

MORGAN STANLEY BALANCED GROWTH FUND
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 CONTINUED


 PRINCIPAL
 AMOUNT IN                                                    COUPON     MATURITY
 THOUSANDS                                                     RATE        DATE           VALUE
-----------                                                ------------ ------------ ---------------
            Financial Conglomerates (0.9%)
$    500    Associates Corp. of North America** .......... 6.25 %         11/01/08   $    511,554
     140    Chase Manhattan Corp. ........................ 6.00           02/15/09        138,943
     150    General Electric Capital Corp. ............... 8.85           04/01/05        170,354
     195    General Motors Acceptance Corp. .............. 8.00           11/01/31        201,886
     525    Prudential Holdings LLC - 144A* .............. 7.245          12/18/23        544,945
     405    Prudential Holdings LLC - 144A* .............. 8.695          12/18/23        437,031
                                                                                     ------------
                                                                                        2,004,713
                                                                                     ------------
            Financial Publishing/Services (0.0%)
      40    Reed Elsevier Capital ........................ 6.75           08/01/11         40,856
                                                                                     ------------
            Food Retail (0.4%)
     100    Ahold Finance USA, Inc. ...................... 8.25           07/15/10        111,804
     125    Ahold Finance USA, Inc. ...................... 6.875          05/01/29        123,560
     335    Kroger Co. ................................... 6.80           04/01/11        347,118
     140    Kroger Co. ................................... 7.70           06/01/29        152,908
                                                                                     ------------
                                                                                          735,390
                                                                                     ------------
            Foreign Government Obligation (0.1%)
     140    United Mexican States (Mexico) ............... 8.375          01/14/11        145,950
                                                                                     ------------
            Gas Distributors (0.2%)
     255    CMS Panhandle Holding Co. .................... 7.00           07/15/29        220,844
     110    Consolidated Natural Gas Co. ................. 6.25           11/01/11        108,214
                                                                                     ------------
                                                                                          329,058
                                                                                     ------------
            Home Building (0.1%)
     135    Centex Corp. ................................. 7.875          02/01/11        137,805
      75    Centex Corp. ................................. 7.50           01/15/12         74,739
                                                                                     ------------
                                                                                          212,544
                                                                                     ------------
            Home Improvement Chains (0.2%)
     305    Lowe's Companies, Inc. ....................... 8.25           06/01/10        345,539
      80    Lowe's Companies, Inc. ....................... 6.50           03/15/29         76,620
                                                                                     ------------
                                                                                          422,159
                                                                                     ------------
            Hospital/Nursing Management (0.1%)
     300    Tenet Healthcare Corp. ....................... 6.875          11/15/31        285,691
                                                                                     ------------

                       See Notes to Financial Statements

MORGAN STANLEY BALANCED GROWTH FUND
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 CONTINUED


 PRINCIPAL
 AMOUNT IN                                                              COUPON     MATURITY
 THOUSANDS                                                               RATE        DATE           VALUE
-----------                                                          ------------ ------------ ---------------
            Hotels/Resorts/Cruiselines (0.3%)
$     90    Hyatt Equities LLC - 144A* ............................. 9.25 %         05/15/05   $     94,122
     405    Marriott International Inc. ............................ 7.00           01/15/08        407,480
                                                                                               ------------
                                                                                                    501,602
                                                                                               ------------
            Industrial Conglomerates (0.2%)
     300    Honeywell International ................................ 6.125          11/01/11        295,178
     100    Tyco International Group S.A. (Luxembourg) ............. 6.375          10/15/11         92,483
                                                                                               ------------
                                                                                                    387,661
                                                                                               ------------
            Integrated Oil (0.1%)
     255    Conoco Inc.** .......................................... 6.95           04/15/29        265,781
                                                                                               ------------
            Investment Banks/Brokers (0.5%)
     365    Credit Suisse F/B USA, Inc.** .......................... 5.875          08/01/06        373,437
     380    Goldman Sachs Group Inc. ............................... 6.875          01/15/11        390,104
                                                                                               ------------
                                                                                                    763,541
                                                                                               ------------
            Life/Health Insurance (0.7%)
     215    American General Corp. ................................. 7.50           07/15/25        235,412
     350    John Hancock Financial Services, Inc. - 144A* .......... 7.375          02/15/24        355,345
     250    Metropolitan Life Insurance Co. - 144A* ................ 7.80           11/01/25        264,984
     300    Nationwide Mutual Insurance Co. - 144A* ................ 7.50           02/15/24        275,995
     100    Nationwide Mutual Insurance Co. - 144A* ................ 8.25           12/01/31        102,493
     250    New England Mutual Life Insurance Co. - 144A* .......... 7.875          02/15/24        257,152
                                                                                               ------------
                                                                                                  1,491,381
                                                                                               ------------
            Major Banks (0.1%)
     265    Bank One Corp. ......................................... 6.00           02/17/09        261,833
                                                                                               ------------
            Major Telecommunications (0.8%)
      35    AT&T Corp. - 144A* ..................................... 7.30           11/15/11         35,524
     385    AT&T Corp. - 144A* ** .................................. 8.00           11/15/31        399,038
     145    GTE Corp. .............................................. 6.94           04/15/28        146,558
     130    Telus Corp. (Canada) ................................... 8.00           06/01/11        138,196
     310    Verizon New England Inc. ............................... 6.50           09/15/11        316,565
     635    WorldCom, Inc.** ....................................... 8.25           05/15/31        628,985
                                                                                               ------------
                                                                                                  1,664,866
                                                                                               ------------

                       See Notes to Financial Statements

MORGAN STANLEY BALANCED GROWTH FUND
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 CONTINUED


 PRINCIPAL
 AMOUNT IN                                                           COUPON     MATURITY
 THOUSANDS                                                            RATE        DATE           VALUE
-----------                                                        ----------- ------------ ---------------
            Managed Health Care (0.4%)
$    275    Aetna, Inc. .......................................... 7.875%        03/01/11   $    275,240
     260    Cigna Corp. .......................................... 6.375         10/15/11        255,324
     150    Wellpoint Health Network Inc. ........................ 6.375         06/15/06        154,111
                                                                                            ------------
                                                                                                 684,675
                                                                                            ------------
            Media Conglomerates (0.5%)
     110    AOL Time Warner Inc. ................................. 6.75          04/15/11        111,648
      80    AOL Time Warner Inc. ................................. 7.625         04/15/31         82,919
      40    News America Holdings, Inc. .......................... 7.75          02/01/24         39,435
     345    News America Holdings, Inc. .......................... 7.28          06/30/28        323,914
     290    Time Warner, Inc. .................................... 7.57          02/01/24        302,737
     155    Time Warner, Inc. .................................... 6.625         05/15/29        142,343
                                                                                            ------------
                                                                                               1,002,996
                                                                                            ------------
            Motor Vehicles (0.7%)
     160    DaimlerChrysler North American Holdings Co. .......... 7.20          09/01/09        162,265
     150    DaimlerChrysler North American Holdings Co. .......... 8.50          01/18/31        164,521
      35    Ford Motor Co. ....................................... 6.625         10/01/28         29,610
     720    Ford Motor Co.** ..................................... 7.45          07/16/31        672,682
      30    Ford Motor Credit Co. ................................ 7.25          10/25/11         29,468
     200    General Motors Corp. ................................. 8.10          06/15/24        195,955
                                                                                            ------------
                                                                                               1,254,501
                                                                                            ------------
            Multi-Line Insurance (0.6%)
     365    AIG SunAmerica Global Finance - 144A* ** ............. 6.30          05/10/11        373,878
     555    Farmers Exchange Capital - 144A* ** .................. 7.05          07/15/28        444,781
     315    Hartford Financial Services Group Inc. ............... 7.90          06/15/10        348,504
                                                                                            ------------
                                                                                               1,167,163
                                                                                            ------------
            Oil & Gas Pipelines (0.1%)
      90    Williams Companies, Inc. ............................. 7.50          01/15/31         81,302
     240    Williams Companies, Inc. ............................. 7.75          06/15/31        223,222
                                                                                            ------------
                                                                                                 304,524
                                                                                            ------------
            Pharmaceuticals: Major (0.1%)
     250    American Home Products Corp.** ....................... 6.70          03/15/11        260,780
                                                                                            ------------

                       See Notes to Financial Statements

MORGAN STANLEY BALANCED GROWTH FUND
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                COUPON         MATURITY
 THOUSANDS                                                                 RATE            DATE                VALUE
-----------                                                             ----------- --------------------- ---------------
            Property - Casualty Insurers (0.2%)
$    445    Florida Windstorm Underwriting Assoc. - 144A* ** .......... 7.125%      02/25/19              $    462,164
                                                                                                          ------------
            Real Estate Investment Trusts (0.2%)
     235    EOP Operating L.P. ........................................ 7.25        06/15/28                   211,509
      35    EOP Operating L.P. ........................................ 7.50        04/19/29                    35,099
     130    Simon Property Group L.P. ................................. 6.375       11/15/07                   128,488
                                                                                                          ------------
                                                                                                               375,096
                                                                                                          ------------
            Services to the Health Industry (0.1%)
     110    Anthem Insurance Companies, Inc. - 144A* .................. 9.125       04/01/10                   119,483
     110    Anthem Insurance Companies, Inc. - 144A* .................. 9.00        04/01/27                   113,799
                                                                                                          ------------
                                                                                                               233,282
                                                                                                          ------------
            Specialty Telecommunications (0.4%)
     260    PCCW HKTC Capital Ltd. (Hong Kong) - 144A* ................ 7.75        11/15/11                   259,373
     270    Qwest Capital Funding Inc. ................................ 7.90        08/15/10                   271,587
     245    Qwest Capital Funding Inc. ................................ 7.75        02/15/31                   231,380
                                                                                                          ------------
                                                                                                               762,340
                                                                                                          ------------
            Wireless Telecommunications (0.1%)
     275    AT&T Wireless Services, Inc. .............................. 7.875       03/01/11                   287,503
                                                                                                          ------------
            TOTAL CORPORATE BONDS (COST $21,109,823)...................................................     21,483,405
                                                                                                          ------------
            U.S. GOVERNMENT OBLIGATION (2.1%)
   4,000    U. S. Treasury Note (Cost $4,341,875)...................... 6.75        05/15/05                 4,345,156
                                                                                                          ------------
            U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES (16.9%)
     546    Federal Home Loan Mortgage Corp. .......................... 7.50        06/01/11 - 08/01/11        571,723
            Federal National Mortgage Assoc.
   5,855    ........................................................... 6.00        11/01/04 - 02/01/29      5,817,715
   2,350    ........................................................... 6.00                ***              2,321,140
     880    ........................................................... 6.50        12/01/12 - 09/01/29        887,452
     312    ........................................................... 7.00        03/01/12 - 06/01/12        323,907
   2,902    ........................................................... 7.50        06/01/25 - 08/01/29      3,014,312
   2,100    ........................................................... 7.50                ***              2,178,749
   3,713    ........................................................... 8.00        05/01/24 - 01/01/32      3,912,803
      98    ........................................................... 9.50              12/01/20             105,194

                       See Notes to Financial Statements

MORGAN STANLEY BALANCED GROWTH FUND
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 CONTINUED


 PRINCIPAL
 AMOUNT IN                                                               COUPON         MATURITY
 THOUSANDS                                                                RATE            DATE                 VALUE
-----------                                                             --------- ----------------------- ---------------
            Government National Mortgage Assoc. I
$  2,291    ........................................................... 6.00%     05/15/28 - 12/15/28      $  2,256,640
   1,855    ........................................................... 6.50      08/15/25 - 05/15/29         1,870,526
   2,365    ........................................................... 7.00      09/15/23 - 08/15/30         2,429,628
     868    ........................................................... 7.50      09/15/25 - 06/15/27           905,483
     848    ........................................................... 8.00      04/15/26 - 08/15/26           895,145
            Government National Mortgage Assoc. II
   5,749    ........................................................... 6.50      04/20/28 - 02/20/29         5,772,066
   1,424    ........................................................... 7.00      02/20/26 - 06/20/29         1,458,284
                                                                                                           ------------
            TOTAL U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES
            (Cost $34,155,724).......................................................................        34,720,767
                                                                                                           ------------
            ASSET-BACKED SECURITIES (0.7%)
            Finance/Rental/Leasing
     335    Chase Credit Card Master Trust ............................ 5.50      11/17/08                      342,862
     350    Citibank Credit Card Issuance Trust ....................... 6.90      10/15/07                      375,939
     350    Honda Auto Receivables Owner Trust 2002-1 ................. 2.55      04/15/04                      348,657
     150    MBNA Master Credit Card Trust ............................. 5.90      08/15/11                      152,865
     200    Nissan Auto Receivables Owner Trust ....................... 4.80      02/15/07                      203,023
                                                                                                           ------------
            TOTAL ASSET-BACKED SECURITIES (Cost $1,398,244) .........................................         1,423,346
                                                                                                           ------------
            SHORT-TERM INVESTMENTS (8.3%)
            U.S. GOVERNMENT OBLIGATIONS (0.0%)(c)
      50    U.S. Treasury Bill** ...................................... 1.522     04/18/02                       49,839
     100    U.S. Treasury Bill** ...................................... 1.822     04/18/02                       99,616
                                                                                                           ------------
            TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $149,457)........................................           149,455
                                                                                                           ------------
            REPURCHASE AGREEMENT (8.3%)
  17,156    Joint repurchase agreement account (dated 01/31/02;
            proceeds $17,156,910) (a) (Cost $17,156,000)............... 1.91      02/01/02                   17,156,000
                                                                                                           ------------
            TOTAL SHORT-TERM INVESTMENTS (Cost $17,305,457) .........................................        17,305,455
                                                                                                           ------------
            TOTAL INVESTMENTS (Cost $185,958,295) (b)..................            102.0%                   209,679,717
            LIABILITIES IN EXCESS OF OTHER ASSETS .....................             (2.0)                    (4,166,116)
                                                                                  ------                   ------------
            NET ASSETS ................................................            100.0%                  $205,513,601
                                                                                  ======                   ============


                       See Notes to Financial Statements

MORGAN STANLEY BALANCED GROWTH FUND
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 CONTINUED

------------
*       Resale is restricted to qualified institutional investors.

** Some or all of these securities have been segregated in connection with open futures contracts and/or securities purchased on a forward commitment basis.

*** Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(a)     Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $24,947,684 and the aggregate gross unrealized depreciation is $1,226,262, resulting in net unrealized appreciation of $23,721,422.

(c) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.


FUTURES CONTRACTS OPEN AT JANUARY 31, 2002:



 NUMBER OF                DESCRIPTION/DELIVERY   UNDERLYING FACE     UNREALIZED
 CONTRACTS   LONG/SHORT      MONTH AND YEAR      AMOUNT OF VALUE    DEPRECIATION
--------------------------------------------------------------------------------
       53       Long      U.S. Treasury Notes     $5,622,141          $ (4,974)
                              March 2002
       38       Long      U.S. Treasury Bonds      3,908,062           (12,965)
                              March 2002
        2       Short     U.S. Treasury Notes       (211,750)             (914)
                              March 2002                               --------
                       Total Unrealized Depreciation ..........       $(18,853)
                                                                      ========

                       See Notes to Financial Statements

MORGAN STANLEY BALANCED GROWTH FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2002

ASSETS:
Investments in securities, at value
 (cost $185,958,295).........................................  $ 209,679,717
Receivable for:
  Investments sold ..........................................      2,870,642
  Interest ..................................................        650,017
  Shares of beneficial interest sold ........................        459,564
  Dividends .................................................        191,660
Prepaid expenses and other assets ...........................         31,868
                                                               -------------
  TOTAL ASSETS ..............................................    213,883,468
                                                               -------------
LIABILITIES:
Payable for:
  Investments purchased .....................................      7,916,964
  Distribution fee ..........................................        167,073
  Investment management fee .................................        103,181
  Shares of beneficial interest repurchased .................         90,716
  Variation margin payable ..................................         32,154
Accrued expenses and other payables .........................         59,779
                                                               -------------
  TOTAL LIABILITIES .........................................      8,369,867
                                                               -------------
  NET ASSETS ................................................  $ 205,513,601
                                                               =============
COMPOSITION OF NET ASSETS:
Paid-in-capital .............................................  $ 197,997,621
Net unrealized appreciation .................................     23,702,569
Accumulated undistributed net investment income .............        254,744
Accumulated net realized loss ...............................    (16,441,333)
                                                               -------------
  NET ASSETS ................................................  $ 205,513,601
                                                               =============
CLASS A SHARES:
Net Assets ..................................................     $6,258,770
Shares Outstanding (unlimited authorized, $.01 par value)....        488,354
  NET ASSET VALUE PER SHARE .................................         $12.82
                                                                      ======
  MAXIMUM OFFERING PRICE PER SHARE
  (net asset value plus 5.54% of net asset value) ...........         $13.53
                                                                      ======
CLASS B SHARES:
Net Assets ..................................................    $92,008,825
Shares Outstanding (unlimited authorized, $.01 par value)....      7,182,550
  NET ASSET VALUE PER SHARE .................................         $12.81
                                                                      ======
CLASS C SHARES:
Net Assets ..................................................   $106,002,494
Shares Outstanding (unlimited authorized, $.01 par value)....      8,274,638
  NET ASSET VALUE PER SHARE .................................         $12.81
                                                                      ======
CLASS D SHARES:
Net Assets ..................................................     $1,243,512
Shares Outstanding (unlimited authorized, $.01 par value)....         97,062
  NET ASSET VALUE PER SHARE .................................         $12.81
                                                                      ======


                       See Notes to Financial Statements

MORGAN STANLEY BALANCED GROWTH FUND
FINANCIAL STATEMENTS CONTINUED


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JANUARY 31, 2002

NET INVESTMENT INCOME:
INCOME
Interest .............................................    $  4,380,322
Dividends ............................................       2,680,860
                                                          ------------
  TOTAL INCOME .......................................       7,061,182
                                                          ------------
EXPENSES
Investment management fee ............................       1,167,321
Distribution fee (Class A shares) ....................          17,296
Distribution fee (Class B shares) ....................         751,865
Distribution fee (Class C shares) ....................       1,098,689
Transfer agent fees and expenses .....................         231,931
Shareholder reports and notices ......................          59,886
Registration fees ....................................          52,368
Professional fees ....................................          46,333
Custodian fees .......................................          27,365
Trustees' fees and expenses ..........................          10,596
Other ................................................          13,613
                                                          ------------
  TOTAL EXPENSES .....................................       3,477,263
                                                          ------------
  NET INVESTMENT INCOME ..............................       3,583,919
                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
  Investments ........................................      (8,662,579)
  Futures contracts ..................................         (32,777)
                                                          ------------
  NET LOSS ...........................................      (8,695,356)
                                                          ------------
Net change in unrealized appreciation/depreciation on:
  Investments ........................................       2,112,488
  Futures contracts ..................................         (18,853)
                                                          ------------
  NET APPRECIATION ...................................       2,093,635
                                                          ------------
  NET LOSS ...........................................      (6,601,721)
                                                          ------------
NET DECREASE .........................................    $ (3,017,802)
                                                          ============


                       See Notes to Financial Statements

MORGAN STANLEY BALANCED GROWTH FUND
FINANCIAL STATEMENTS CONTINUED


STATEMENT OF CHANGES IN NET ASSETS


                                                                                        FOR THE YEAR       FOR THE YEAR
                                                                                            ENDED             ENDED
                                                                                      JANUARY 31, 2002   JANUARY 31, 2001
                                                                                     ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ..............................................................    $  3,583,919      $   4,447,639
Net realized loss ..................................................................      (8,695,356)        (6,413,643)
Net change in unrealized appreciation ..............................................       2,093,635         17,381,286
                                                                                        ------------      -------------
  NET INCREASE (DECREASE) ..........................................................      (3,017,802)        15,415,282
                                                                                        ------------      -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares ...................................................................        (218,602)          (190,699)
  Class B shares ...................................................................      (1,648,293)        (1,363,590)
  Class C shares ...................................................................      (2,372,472)        (2,796,485)
  Class D shares ...................................................................         (77,827)           (91,294)
Net realized gain
  Class A shares ...................................................................               -           (318,133)
  Class B shares ...................................................................               -         (3,524,302)
  Class C shares ...................................................................               -         (6,864,295)
  Class D shares ...................................................................               -           (159,508)
                                                                                        ------------      -------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ................................................      (4,317,194)       (15,308,306)
                                                                                        ------------      -------------
Net increase (decrease) from transactions in shares of beneficial interest .........      27,289,947        (75,550,888)
                                                                                        ------------      -------------
  NET INCREASE (DECREASE) ..........................................................      19,954,951        (75,443,912)
NET ASSETS:
Beginning of period ................................................................     185,558,650        261,002,562
                                                                                        ------------      -------------
END OF PERIOD
(Including accumulated undistributed net investment income of $254,744 and $989,130,
respectively) ......................................................................    $205,513,601      $ 185,558,650
                                                                                        ============      =============



                       See Notes to Financial Statements

MORGAN STANLEY BALANCED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Balanced Growth Fund (the "Fund"), formerly Morgan Stanley Dean Witter Balanced Growth Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth with reasonable current income. The Fund seeks to achieve its objective by investing in common stock of companies which have a record of paying dividends and have the potential for increasing dividends, securities convertible into common stock and in investment grade fixed income securities. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors, Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors, Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of

MORGAN STANLEY BALANCED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 CONTINUED

securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such

MORGAN STANLEY BALANCED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 CONTINUED

receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million and 0.575% to the portion of daily net assets in excess of $500 million.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A-up to 0.25% of the average daily net assets of Class A; (ii) Class B-1.0% of the average daily net assets of Class B; and (iii) Class C-up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan

MORGAN STANLEY BALANCED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS O JANUARY 31, 2002 CONTINUED

is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $2,994,875 at January 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended January 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended January 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $134,513 and $5,555, respectively and received $19,541 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended January 31, 2002 aggregated $143,163,189 and $126,547,883, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities in the amount of $51,052,862 and $73,399,992, respectively.

For the year ended January 31, 2002, the Fund incurred brokerage commissions of $12,780 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended January 31, 2002, the Fund incurred brokerage commissions of $30,276, with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

MORGAN STANLEY BALANCED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 CONTINUED


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                                   FOR THE YEAR                         FOR THE YEAR
                                                                       ENDED                                ENDED
                                                                 JANUARY 31, 2002                     JANUARY 31, 2001
                                                         ---------------------------------   -----------------------------------
                                                              SHARES            AMOUNT            SHARES             AMOUNT
                                                         ---------------   ---------------   ---------------   -----------------
CLASS A SHARES
Sold .................................................         592,802      $   7,567,511          213,170       $   2,665,837
Reinvestment of dividends and distributions. .........          16,070            198,662           40,457             479,150
Redeemed. ............................................        (680,320)        (8,472,860)        (175,110)         (2,219,611)
                                                              --------      -------------         --------       -------------
Net increase (decrease) - Class A ....................         (71,448)          (706,687)          78,517             925,376
                                                              --------      -------------         --------       -------------
CLASS B SHARES
Sold.. ...............................................       6,066,692         78,933,312        2,576,103          32,393,496
Reinvestment of dividends and distributions ..........         107,286          1,323,214          341,349           4,021,434
Redeemed. ............................................      (3,320,476)       (43,196,528)      (5,274,848)        (66,140,209)
                                                            ----------      -------------       ----------       -------------
Net increase (decrease) - Class B. ...................       2,853,502         37,059,998       (2,357,396)        (29,725,279)
                                                            ----------      -------------       ----------       -------------
CLASS C SHARES
Sold .................................................         692,653          9,001,339          252,667           3,210,200
Reinvestment of dividends and distributions. .........         172,912          2,140,602          765,812           9,028,522
Redeemed .............................................      (1,472,230)       (18,964,090)      (4,661,941)        (58,494,007)
                                                            ----------      -------------       ----------       -------------
Net decrease - Class C ...............................        (606,665)        (7,822,149)      (3,643,462)        (46,255,285)
                                                            ----------      -------------       ----------       -------------
CLASS D SHARES
Sold.. ...............................................          81,481          1,057,140           59,512             750,594
Reinvestment of dividends and distributions. .........           6,224             76,785           21,209             250,798
Redeemed .............................................        (194,200)        (2,375,140)        (120,538)         (1,497,092)
                                                            ----------      -------------       ----------       -------------
Net decrease - Class D. ..............................        (106,495)        (1,241,215)         (39,817)           (495,700)
                                                            ----------      -------------       ----------       -------------
Net increase (decrease) in Fund. .....................       2,068,894      $  27,289,947       (5,962,158)      $ (75,550,888)
                                                            ==========      =============       ==========       =============


6. FEDERAL INCOME TAX STATUS

During the year ended January 31, 2002, the Fund utilized approximately $608,000 of its net capital loss carryover. At January 31, 2002, the Fund had a net capital loss carryover of approximately $2,664,000 which will be available through January 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $10,082,000 during fiscal 2002.

As of January 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and book amortization of premiums on debt

MORGAN STANLEY BALANCED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 CONTINUED

securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $128,975.


7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest in futures with respect to financial instruments and interest rate indexes ("futures contracts").

These future contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At January 31, 2002, the Fund had outstanding interest rate futures contracts.


8. CHANGE IN ACCOUNTING POLICY

Effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $130,086 decrease in the cost of securities and a corresponding decrease to undistributed net investment income based on securities held as of January 31, 2001.

The effect of this change for the year ended January 31, 2002 was to decrease net investment income by $59,520; decrease unrealized appreciation by $90,166; and increase net realized gains by $149,686. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

MORGAN STANLEY BALANCED GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                         FOR THE YEAR ENDED JANUARY 31
                                                         --------------------------------------------------------------
                                                                 2002             2001          2000           1999
                                                         ------------------- ------------- -------------- -------------
CLASS A SHARES++
Selected Per Share Data:
Net asset value, beginning of period ...................      $13.29          $13.11         $15.01        $14.68
                                                              ------          ------         ------        ------
Income (loss) from investment operations:
 Net investment income .................................        0.33 (4)        0.37           0.41          0.36
 Net realized and unrealized gain (loss) ...............       (0.42)(4)        0.87          (0.59)         2.01
                                                              ------          ------         ------        ------
Total income (loss) from investment operations .........       (0.09)           1.24          (0.18)         2.37
                                                              ------          ------         ------        ------
Less dividends and distributions from:
 Net investment income .................................       (0.38)          (0.38)         (0.40)        (0.39)
 Net realized gain .....................................          -            (0.68)         (1.32)        (1.65)
                                                              ------          ------         ------        ------
Total dividends and distributions ......................       (0.38)          (1.06)         (1.72)        (2.04)
                                                              ------          ------         ------        ------
Net asset value, end of period .........................      $12.82          $13.29         $13.11        $15.01
                                                              ======          ======         ======        ======
TOTAL RETURN+  .........................................       (0.53)%         10.65 %        (1.35)%       17.02 %

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................        1.07 %(3)       1.03 %(3)      1.04 %(3)     1.06 %(3)
Net investment income ..................................        2.56 %(3)(4)    2.95 %(3)      2.81 %(3)     2.62 %(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................      $6,259          $7,440         $6,308        $3,670
Portfolio turnover rate ................................          67 %            33 %           48 %          49 %

                                                        FOR THE PERIOD
                                                        JULY 28, 1997*
                                                           THROUGH
                                                       JANUARY 31, 1998
                                                      -----------------
CLASS A SHARES++
Selected Per Share Data:
Net asset value, beginning of period ...................  $14.69
                                                          ------
Income (loss) from investment operations:
 Net investment income .................................    0.21
 Net realized and unrealized gain (loss) ...............    0.50
                                                          ------
Total income (loss) from investment operations .........    0.71
                                                          ------
Less dividends and distributions from:
 Net investment income .................................   (0.21)
 Net realized gain .....................................   (0.51)
                                                          ------
Total dividends and distributions ......................   (0.72)
                                                          ------
Net asset value, end of period .........................  $14.68
                                                          ======
TOTAL RETURN+ ..........................................    4.77 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................    1.12 %(2)
Net investment income ..................................    2.84 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $343
Portfolio turnover rate ................................      28 %

------------
 * The date the shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.

 ++ The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Not annualized.

(2) Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended January 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets by 0.03%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                        See Notes to Financial Statements

MORGAN STANLEY BALANCED GROWTH FUND
FINANCIAL HIGHLIGHTS CONTINUED


                                                                         FOR THE YEAR ENDED JANUARY 31
                                                         --------------------------------------------------------------
                                                                 2002             2001          2000           1999
                                                         ------------------- ------------- -------------- -------------
CLASS B SHARES++
Selected Per Share Data:
Net asset value, beginning of period ...................      $13.28          $13.09         $14.99          $14.67
                                                              ------          ------         ------          ------
Income (loss) from investment operations:
 Net investment income .................................        0.23 (4)        0.27           0.30            0.21
 Net realized and unrealized gain (loss) ...............       (0.42)(4)        0.88          (0.60)           2.03
                                                              ------          ------         ------          ------
Total income (loss) from investment operations .........       (0.19)           1.15          (0.30)           2.24
                                                              ------          ------         ------          ------
Less dividends and distributions from:
 Net investment income .................................       (0.28)          (0.28)         (0.28)          (0.27)
 Net realized gain .....................................          -            (0.68)         (1.32)          (1.65)
                                                              ------          ------         ------          ------
Total dividends and distributions ......................       (0.28)          (0.96)         (1.60)          (1.92)
                                                              ------          ------         ------          ------
Net asset value, end of period .........................      $12.81          $13.28         $13.09          $14.99
                                                              ======          ======         ======          ======
TOTAL RETURN+ ..........................................       (1.32)%          9.83 %        (2.15)%         16.09 %

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................        1.83 %(3)       1.83 %(3)      1.80 %(3)       1.81 %(3)
Net investment income ..................................        1.80 %(3)(4)    2.15 %(3)      2.05 %(3)       1.87 %(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $92,009         $57,490        $87,554         $99,666
Portfolio turnover rate ................................          67 %            33 %           48 %            49 %



                                                           FOR THE PERIOD
                                                           JULY 28, 1997*
                                                              THROUGH
                                                          JANUARY 31, 1998
                                                         -----------------
CLASS B SHARES++
Selected Per Share Data:
Net asset value, beginning of period ...................     $14.69
                                                             ------
Income (loss) from investment operations:
 Net investment income .................................       0.16
 Net realized and unrealized gain (loss) ...............       0.49
                                                             ------
Total income (loss) from investment operations .........       0.65
                                                             ------
Less dividends and distributions from:
 Net investment income .................................      (0.16)
 Net realized gain .....................................      (0.51)
                                                             ------
Total dividends and distributions ......................      (0.67)
                                                             ------
Net asset value, end of period .........................     $14.67
                                                             ======
TOTAL RETURN+ ..........................................       4.38 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................       1.86 %(2)
Net investment income ..................................       2.14 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $71,900
Portfolio turnover rate ................................         28 %

------------
 * The date the shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.

 ++ The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Not annualized.

(2) Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

(4) Effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended January 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets by 0.03%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

MORGAN STANLEY BALANCED GROWTH FUND
FINANCIAL HIGHLIGHTS CONTINUED


                                                                           FOR THE YEAR ENDED JANUARY 31
                                                     --------------------------------------------------------------------------
                                                             2002             2001          2000           1999        1998*
                                                     ------------------- ------------- -------------- ------------- -----------
CLASS C SHARES++
Selected Per Share Data:
Net asset value, beginning of period ...............        $13.28          $13.09         $14.99        $14.66         $13.01
                                                            ------          ------         ------        ------         ------
Income (loss) from investment operations:
 Net investment income .............................          0.23 (2)        0.27           0.30          0.22           0.32
 Net realized and unrealized gain (loss) ...........         (0.42)(2)        0.88          (0.60)         2.04           2.23
                                                            ------          ------         ------        ------         ------
Total income (loss) from investment operations .....         (0.19)           1.15          (0.30)         2.26           2.55
                                                            ------          ------         ------        ------         ------
Less dividends and distributions from:
 Net investment income .............................         (0.28)          (0.28)         (0.28)        (0.28)         (0.30)
 Net realized gain .................................            -            (0.68)         (1.32)        (1.65)         (0.60)
                                                            ------          ------         ------        ------         ------
Total dividends and distributions ..................         (0.28)          (0.96)         (1.60)        (1.93)         (0.90)
                                                            ------          ------         ------        ------         ------
Net asset value, end of period .....................        $12.81          $13.28         $13.09        $14.99         $14.66
                                                            ======          ======         ======        ======         ======
TOTAL RETURN+ ......................................         (1.34)%          9.86 %        (2.14)%       16.23 %        19.82 %

RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................          1.83 %(1)       1.80 %(1)      1.79 %(1)     1.80 %(1)      1.87 %
Net investment income ..............................          1.80 %(1)(2)    2.18 %(1)      2.06 %(1)     1.88 %(1)      2.18 %

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............      $106,002        $117,927       $163,953      $203,132       $110,909
Portfolio turnover rate ............................            67 %            33 %           48 %          49 %           28 %

------------
 * Prior to July 28, 1997, the fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were acquired in exchange for shares of Funds for which Morgan Stanley Investment Advisors Inc. serves as Investment Manager ("Morgan Stanley Funds") offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of Morgan Stanley Fund sold with a front-end sales charge, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.

++ The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

(2) Effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended January 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets by 0.03%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

MORGAN STANLEY BALANCED GROWTH FUND
FINANCIAL HIGHLIGHTS CONTINUED


                                                                         FOR THE YEAR ENDED JANUARY 31,
                                                         --------------------------------------------------------------
                                                               2002              2001           2000          1999
                                                         ------------------- ------------- -------------- -------------
CLASS D SHARES++
Selected Per Share Data:
Net asset value, beginning of period ...................      $13.28            $13.10         $15.01        $14.68
                                                              ------            ------         ------        ------
Income (loss) from investment operations:
 Net investment income .................................        0.37 (4)          0.39           0.44          0.37
 Net realized and unrealized gain (loss) ...............       (0.43)(4)          0.88          (0.60)         2.03
                                                              ------            ------        -------        ------
Total income (loss) from investment operations .........       (0.06)             1.27          (0.16)         2.40
                                                              ------            ------        -------        ------
Less dividends and distributions from:
 Net investment income .................................       (0.41)            (0.41)         (0.43)        (0.42)
 Net realized gain .....................................          -              (0.68)         (1.32)        (1.65)
                                                              ------            ------        -------        ------
Total dividends and distributions ......................       (0.41)            (1.09)         (1.75)        (2.07)
                                                              ------            ------        -------        ------
Net asset value, end of period .........................      $12.81            $13.28         $13.10        $15.01
                                                              ======            ======         ======        ======
TOTAL RETURN+ ..........................................       (0.32)%           10.93 %        (1.20)%       17.28 %

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................        0.83 %(3)         0.83 %(3)      0.80 %(3)     0.81 %(3)
Net investment income ..................................        2.80 %(3)(4)      3.15 %(3)      3.05 %(3)     2.87 %(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................      $1,244            $2,702         $3,188        $1,853
Portfolio turnover rate ................................          67 %              33 %           48 %          49 %



                                                           FOR THE PERIOD
                                                           JULY 28, 1997*
                                                              THROUGH
                                                          JANUARY 31, 1998
                                                         -----------------
CLASS D SHARES++
Selected Per Share Data:
Net asset value, beginning of period ...................     $14.69
                                                             -----
Income (loss) from investment operations:
 Net investment income .................................       0.24
 Net realized and unrealized gain (loss) ...............       0.48
                                                             ------
Total income (loss) from investment operations .........       0.72
                                                             ------
Less dividends and distributions from:
 Net investment income .................................      (0.22)
 Net realized gain .....................................      (0.51)
                                                             ------
Total dividends and distributions ......................      (0.73)
                                                             ------
Net asset value, end of period .........................     $14.68
                                                             ======
TOTAL RETURN+ ..........................................       4.88 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................       0.86 %(2)
Net investment income ..................................       3.08 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $   16
Portfolio turnover rate ................................         28 %

------------
 *  The date the shares were first issued.

 ++ The per share amounts were computed using an average number of shares outstanding during the period.

 + Calculated based on the net asset value as of the last business day of the period.

(1) Not annualized.

(2) Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

(4) Effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended January 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets by 0.03%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

MORGAN STANLEY BALANCED GROWTH FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY BALANCED GROWTH FUND:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Balanced Growth Fund (the "Fund"), formerly Morgan Stanley Dean Witter Balanced Growth Fund, including the portfolio of investments, as of January 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Balanced Growth Fund as of January 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
March 11, 2002

                      2002 Federal Tax Notice (unaudited) During the fiscal year ended January 31, 2002, 73.65% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations.

      Of the Fund's ordinary income dividends paid during the fiscal year, 7.60% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

MORGAN STANLEY BALANCED GROWTH FUND
TRUSTEE AND OFFICER INFORMATION


INDEPENDENT TRUSTEES:

                                                         TERM OF
                                                       OFFICE AND
                                       POSITION(S)      LENGTH OF
       NAME, AGE AND ADDRESS OF         HELD WITH         TIME
         INDEPENDENT TRUSTEE            REGISTRANT       SERVED*
------------------------------------- ------------- ----------------
Michael Bozic (61)                    Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                        April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Trustee       Trustee since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                  Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                        September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                                                                                            FUND
                                                                                           COMPLEX
       NAME, AGE AND ADDRESS OF                                                           OVERSEEN
         INDEPENDENT TRUSTEE             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Retired; Director or Trustee of the Morgan              129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer of
                                      Hills Department Stores (May 1991-July 1995);
                                      formerly variously Chairman, Chief Executive
                                      Officer, President and Chief Operating Officer
                                      (1987-1991) of the Sears Merchandise Group
                                      of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Director or Trustee of the Morgan Stanley               129
c/o Summit Ventures LLC               Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974); formerly Astronaut, Space
                                      Shuttle Discovery (April 12-19, 1985); Vice
                                      Chairman, Huntsman Corporation (chemical
                                      company); member of the Utah Regional
                                      Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Retired; Director or Trustee of the Morgan              129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its wholly-owned
                                      subsidiary, Allstate Insurance Company
                                      (July 1989-December 1994).



       NAME, AGE AND ADDRESS OF
         INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of the
                                      board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.

MORGAN STANLEY BALANCED GROWTH FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED


                                                          TERM OF
                                                         OFFICE AND
                                         POSITION(S)     LENGTH OF
        NAME, AGE AND ADDRESS OF          HELD WITH         TIME
          INDEPENDENT TRUSTEE             REGISTRANT      SERVED*
--------------------------------------- ------------- ---------------
Dr. Manuel H. Johnson (53)              Trustee       Trustee since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (65)                  Trustee       Trustee since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY

John L. Schroeder (71)                  Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                          April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                                              FUND
                                                                                             COMPLEX
        NAME, AGE AND ADDRESS OF                                                            OVERSEEN
          INDEPENDENT TRUSTEE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
--------------------------------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director            129
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.           TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                        Smick International, Inc., a consulting firm;
                                        Co-Chairman and a founder of the Group of
                                        Seven Council (G7C), an international economic
                                        commission; formerly Vice Chairman of the
                                        Board of Governors of the Federal Reserve
                                        System and Assistant Secretary of the U.S.
                                        Treasury.

Michael E. Nugent (65)                  Chairman of the Insurance Committee and                 207
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and the TCW/DW Term Trusts; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).

John L. Schroeder (71)                  Retired; Chairman of the Derivatives Committee          129
c/o Mayer, Brown, Rowe & Maw            and Director or Trustee of the Morgan Stanley
Counsel to the Independent Trustees     Funds and the TCW/DW Term Trusts; formerly
1675 Broadway                           Executive Vice President and Chief Investment
New York, NY                            Officer of the Home Insurance Company
                                        (August 1991-September 1995).



        NAME, AGE AND ADDRESS OF
          INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (65)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

John L. Schroeder (71)                  Director of Citizens Communications Company
c/o Mayer, Brown, Rowe & Maw            (telecommunications company).
Counsel to the Independent Trustees
1675 Broadway
New York, NY

MORGAN STANLEY BALANCED GROWTH FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

INTERESTED TRUSTEES:


                                                           TERM OF
                                                          OFFICE AND
                                     POSITION(S)          LENGTH OF
   NAME, AGE AND ADDRESS OF           HELD WITH              TIME
      INTERESTED TRUSTEE              REGISTRANT           SERVED*
------------------------------ ----------------------- ---------------
Charles A. Fiumefreddo (68)    Chairman, Director or   Trustee since
c/o Morgan Stanley Trust       Trustee and Chief       July 1991
Harborside Financial Center,   Executive Officer
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                 Trustee since
c/o Morgan Stanley Trust                               June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Trustee                 Trustee since
1585 Broadway                                          April 1994
New York, NY



                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                                                                                      FUND
                                                                                     COMPLEX
   NAME, AGE AND ADDRESS OF                                                         OVERSEEN
      INTERESTED TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     BY TRUSTEE**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (68)    Chairman, Director or Trustee and Chief                 129
c/o Morgan Stanley Trust       Executive Officer of the Morgan Stanley Funds
Harborside Financial Center,   and the TCW/DW Term Trusts; formerly
Plaza Two,                     Chairman, Chief Executive Officer and Director
Jersey City, NJ                of the Investment Manager, the Distributor and
                               Morgan Stanley Services, Executive Vice
                               President and Director of Morgan Stanley DW,
                               Chairman and Director of the Transfer Agent,
                               and Director and/or officer of various Morgan
                               Stanley subsidiaries (until June 1998).

James F. Higgins (54)          Senior Advisor of Morgan Stanley (since                 129
c/o Morgan Stanley Trust       August 2000); Director of the Distributor and
Harborside Financial Center,   Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                     the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                Term Trusts (since June 2000); previously
                               President and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley
                               (May 1999-August 2000), President and Chief
                               Operating Officer of Individual Securities of
                               Morgan Stanley (February 1997-May 1999).

Philip J. Purcell (58)         Director or Trustee of the Morgan Stanley               129
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley
                               DW; Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer
                               of Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.

   NAME, AGE AND ADDRESS OF
      INTERESTED TRUSTEE            OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (68)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
 * Each Trustee serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY BALANCED GROWTH FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED


OFFICERS:


                                                     TERM OF
                                                    OFFICE AND
                                 POSITION(S)        LENGTH OF
   NAME, AGE AND ADDRESS OF       HELD WITH            TIME
      EXECUTIVE OFFICER           REGISTRANT         SERVED*
----------------------------- ----------------- -----------------
Mitchell M. Merin (48)        President         President since
1221 Avenue of the Americas                     May 1999
New York, NY

Barry Fink (47)               Vice President,   Vice President,
1221 Avenue of the Americas   Secretary and     Secretary
New York, NY                  General Counsel   and General
                                                Counsel since
                                                February 1997

Thomas F. Caloia (56)         Treasurer         Treasurer since
c/o Morgan Stanley Trust                        April 1989
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Paul D. Vance (66)            Vice President    Since inception
1221 Avenue of the Americas                     of the Fund
New York, New York

Catherine Maniscalco (38)     Vice President    Since March
1221 Avenue of the Americas                     2002
New York, New York

Paul F. O'Brien (45)          Vice President    Since March
One Tower Bridge                                2002
West Conshohocken,
PA


   NAME, AGE AND ADDRESS OF
      EXECUTIVE OFFICER                                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------     -----------------------------------------------------------------------------------
Mitchell M. Merin (48)            President and Chief Operating Officer of Morgan Stanley Investment Management (since
1221 Avenue of the Americas       December 1998); President, Director (since April 1997) and Chief Executive Officer
New York, NY                      (since June 1998) of the Investment Manager and Morgan Stanley Services; Chairman,
                                  Chief Execuitve Officer and Director of the Distributor (since June 1998); Chairman and Chief Executive Officer (since June 1998) and Director (since January 1998) of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President of the Morgan Stanley Funds and TCW/DW Term Trusts (since May 1999); Trustee of various
                                  Van Kampen investment companies (since December 1999); previously Chief Strategic
                                  Officer of the Investment Manager and Morgan Stanley Services and Executive Vice
                                  President of the Distributor (April 1997-June 1998), Vice President of the Morgan
                                  Stanley Funds (May 1997-April 1999), and Executive Vice President of Morgan Stanley.

Barry Fink (47)                   General Counsel (since May 2000) and Managing Director (since December 2000) of
1221 Avenue of the Americas       Morgan Stanley Investment Management; Managing Director (since December 2000), and
New York, NY                      Secretary and General Counsel (since February 1997) and Director (since July 1998)
                                  of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan
                                  Stanley DW; Vice President, Secretary and General Counsel of the Morgan Stanley Funds
                                  and TCW/DW Term Trusts (since February 1997); Vice President and Secretary of the
                                  Distributor; previously, Senior Vice President, Assistant Secretary and Assistant
                                  General Counsel of the Investment Manager and Morgan Stanley Services.

Thomas F. Caloia (56)             First Vice President and Assistant Treasurer of the Investment Manager, the
c/o Morgan Stanley Trust          Distributor and Morgan Stanley Services; Treasurer of the Morgan Stanley Funds.
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Paul D. Vance (66)                Managing Director and Portfolio Manager of the Investment Manager and/or its
1221 Avenue of the Americas       investment management affiliates for over 5 years.
New York, New York

Catherine Maniscalco (38)         Vice President and Portfolio Manager of the Investment Manager for over 5 years.
1221 Avenue of the Americas
New York, New York

Paul F. O'Brien (45)              Executive Director and Portfolio Manager of the Investment Manager and/or its
One Tower Bridge                  investment management affiliates for over 5 years.
West Conshohocken,
PA

------------
 * Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Catherine Maniscalco
Vice President

Paul F. O'Brien
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020





This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                          37896RPT



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[GRAPHIC OMITTED]


MORGAN STANLEY
BALANCED GROWTH FUND




ANNUAL REPORT
JANUARY 31, 2002